Segment information (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) segment product	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) segment product	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment information
Number of reportable segments | segment			4		4
Gross written premiums	$ 398.0	$ 356.7	$ 1,518.2	$ 1,166.4	$ 1,439.3	$ 1,269.0	$ 1,160.5
Net written premiums	305.7	277.6	1,095.4	874.7	1,090.2	938.1	847.6
Net earned insurance and reinsurance premiums	321.1	282.8	914.5	750.6	1,035.3	890.1	847.0
Loss and allocated LAE	(248.4)	(359.2)	(524.9)	(602.0)	(785.1)	(495.2)	(394.8)
Insurance and reinsurance acquisition expenses	(59.2)	(49.5)	(189.0)	(143.5)	(197.2)	(210.3)	(189.8)
Technical profit (loss)	13.5	(125.9)	200.6	5.1	53.0	184.6	262.4
Unallocated LAE	(12.0)	(12.0)	(27.9)	(24.6)	(26.1)	(24.1)	(27.9)
Other underwriting expenses	(35.7)	(28.7)	(117.1)	(86.6)	(106.1)	(107.3)	(107.9)
Underwriting (loss) income	(34.2)	(166.6)	55.6	(106.1)	(79.2)	53.2	126.6
Service fee revenue	15.4	6.6	55.5	13.9	23.0	4.3	1.0
General and administrative expenses	19.5	19.8	58.0	60.6	91.9	85.1	27.1
Underwriting (loss) income, including net service fee income	(33.4)	(178.2)	70.7	(124.8)	(105.0)	51.3	123.6
Net investment income	21.8	12.1	51.8	44.2	56.8	56.2	39.9
Net realized investment gains (losses)	3.9	(24.4)	8.0	(26.9)	(27.2)	288.3	138.5
Net unrealized investment (losses) gains	(11.7)	(2.7)	29.0	(25.2)	(10.5)	(238.2)	102.5
Net foreign exchange (losses) gains	(0.4)	15.7	21.7	17.0	9.2	(11.0)	(18.2)
Gain on revaluation of contingent consideration					48.8
Other revenue	1.6	2.9	40.5	(2.1)	(1.3)	4.8	(3.4)
General and administrative expenses	(4.9)	(1.6)	(17.6)	(28.0)	(43.1)	(78.9)	(23.1)
Intangible asset amortization expenses	(3.9)	(3.9)	(11.8)	(6.3)	(10.2)
Impairment of intangible assets					(5.0)
Interest expense on debt	(7.6)	(5.0)	(23.1)	(14.6)	(22.4)	(34.6)	(26.6)
Pre-tax (loss) income	$ (34.6)	$ (185.1)	$ 169.2	$ (166.7)	$ (109.9)	$ 37.9	$ 333.2
Underwriting Ratios
Loss ratio	81.10%	131.30%	60.40%	83.50%	78.40%	58.30%	49.90%
Acquisition expense ratio	18.40%	17.50%	20.70%	19.10%	19.00%	23.60%	22.40%
Other underwriting expense ratio					10.20%	12.10%	12.70%
Combined ratio	110.60%	158.90%	93.90%	114.10%	107.60%	94.00%	85.00%
Goodwill and intangible assets	$ 608.2	$ 622.3	$ 608.2	$ 622.3	$ 617.3	$ 5.0	$ 10.2
Managing general underwriters
Segment information
General and administrative expenses	14.6	18.2	40.4	32.6	48.8	6.2	4.0
Corporate Elimination
Segment information
Insurance and reinsurance acquisition expenses	13.9	19.4	34.0	26.7	42.9
Technical profit (loss)	13.9	19.4	34.0	26.7	42.9
Unallocated LAE	(4.7)		(9.8)
Other underwriting expenses	(2.0)		(13.9)
Underwriting (loss) income	7.2	19.4	10.3	26.7	42.9
Service fee revenue	(13.9)	(19.4)	(34.0)	(26.7)	(42.9)
Corporate Elimination | Managing general underwriters
Segment information
Unallocated LAE	4.7		9.8
Other underwriting expenses	2.0		13.9
Global Property | Reportable segments
Segment information
Gross written premiums	203.7	154.6	875.7	606.6	732.1	634.9	574.7
Net written premiums	144.9	121.4	569.1	450.8	556.2	514.2	440.7
Net earned insurance and reinsurance premiums	172.7	162.0	476.3	412.1	564.4	481.8	446.0
Loss and allocated LAE	(173.2)	(283.4)	(311.8)	(387.6)	(499.5)	(256.6)	(156.8)
Insurance and reinsurance acquisition expenses	(30.1)	(34.2)	(93.5)	(82.1)	(112.9)	(100.3)	(84.0)
Technical profit (loss)	(30.6)	(155.6)	71.0	(57.6)	(48.0)	124.9	205.2
Unallocated LAE	(3.3)	(8.2)	(7.7)	(12.7)	(12.9)	(11.9)	(10.3)
Other underwriting expenses	(17.5)	(17.7)	(53.0)	(51.6)	(63.3)	(65.1)	(65.8)
Underwriting (loss) income	(51.4)	(181.5)	10.3	(121.9)	(124.2)	47.9	129.1
Underwriting (loss) income, including net service fee income	$ (51.4)	$ (181.5)	$ 10.3	$ (121.9)	$ (124.2)	$ 47.9	$ 129.1
Underwriting Ratios
Loss ratio	102.20%	180.00%	67.10%	97.10%	90.80%	55.70%	37.50%
Acquisition expense ratio	17.40%	21.10%	19.60%	19.90%	20.00%	20.80%	18.80%
Other underwriting expense ratio					11.20%	13.50%	14.80%
Combined ratio	129.70%	212.00%	97.80%	129.50%	122.00%	90.00%	71.10%
Global A&H | Reportable segments
Segment information
Gross written premiums	$ 117.1	$ 149.6	$ 375.0	$ 381.4	$ 494.6	$ 436.1	$ 385.9
Net written premiums	87.9	107.6	286.2	260.1	341.5	277.6	262.3
Net earned insurance and reinsurance premiums	89.6	75.2	258.4	214.1	306.8	272.2	258.1
Loss and allocated LAE	(51.3)	(42.9)	(138.0)	(123.5)	(175.0)	(164.8)	(151.6)
Insurance and reinsurance acquisition expenses	(26.7)	(24.1)	(82.3)	(61.7)	(89.6)	(71.7)	(70.9)
Technical profit (loss)	11.6	8.2	38.1	28.9	42.2	35.7	35.6
Unallocated LAE	(1.7)	(0.7)	(4.3)	(3.8)	(4.8)	(6.8)	(6.5)
Other underwriting expenses	(6.4)	(5.9)	(20.7)	(18.3)	(23.4)	(23.3)	(24.2)
Underwriting (loss) income	3.5	1.6	13.1	6.8	14.0	5.6	4.9
Service fee revenue	29.3	26.0	89.5	40.6	65.9
Underwriting (loss) income, including net service fee income	$ 12.3	$ 10.5	$ 41.4	$ 18.9	$ 35.1	$ 5.6	$ 4.9
Underwriting Ratios
Loss ratio	59.20%	58.00%	55.10%	59.50%	58.60%	63.00%	61.30%
Acquisition expense ratio	29.80%	32.00%	31.80%	28.80%	29.20%	26.30%	27.50%
Other underwriting expense ratio					7.60%	8.60%	9.40%
Combined ratio	96.10%	97.80%	94.90%	96.80%	95.40%	97.90%	98.20%
Goodwill and intangible assets	$ 600.1	$ 617.3	$ 600.1	$ 617.3	$ 612.3
Global A&H | Reportable segments | Managing general underwriters
Segment information
Unallocated LAE	(4.7)		(9.8)
Other underwriting expenses	(2.0)		(13.9)
General and administrative expenses	13.8	17.1	$ 37.5	28.5	$ 44.8
Specialty & Casualty | Reportable segments
Segment information
Number of core products | product			4		4
Gross written premiums	76.5	53.4	$ 252.9	184.2	$ 218.1	$ 170.7	$ 182.4
Net written premiums	72.6	48.4	228.3	164.5	193.0	137.4	147.5
Net earned insurance and reinsurance premiums	58.4	45.2	168.3	123.7	163.2	135.2	138.2
Loss and allocated LAE	(34.1)	(34.6)	(87.4)	(74.1)	(99.6)	(71.2)	(91.0)
Insurance and reinsurance acquisition expenses	(16.2)	(12.6)	(44.9)	(30.7)	(41.1)	(37.7)	(32.3)
Technical profit (loss)	8.1	(2.0)	36.0	18.9	22.5	26.3	14.9
Unallocated LAE	(1.6)	(2.3)	(4.5)	(5.5)	(5.3)	(4.4)	(6.8)
Other underwriting expenses	(8.4)	(4.6)	(24.3)	(13.5)	(16.5)	(15.1)	(15.6)
Underwriting (loss) income	(1.9)	(8.9)	7.2	(0.1)	0.7	6.8	(7.5)
Underwriting (loss) income, including net service fee income	$ (1.9)	$ (8.9)	$ 7.2	$ (0.1)	$ 0.7	$ 6.8	$ (7.5)
Underwriting Ratios
Loss ratio	61.10%	81.60%	54.60%	64.30%	64.30%	55.90%	70.80%
Acquisition expense ratio	27.70%	27.90%	26.70%	24.80%	25.20%	27.90%	23.40%
Other underwriting expense ratio					10.10%	11.20%	11.30%
Combined ratio	103.20%	119.70%	95.70%	100.00%	99.60%	95.00%	105.50%
Specialty & Casualty | Reportable segments | Minimum
Segment information
Pre-agreed domestic and export sales of goods and services coverage period			60 days		60 days
Specialty & Casualty | Reportable segments | Maximum
Segment information
Pre-agreed domestic and export sales of goods and services coverage period			120 days		120 days
Runoff & Other | Reportable segments
Segment information
Gross written premiums	$ 0.7	$ (0.9)	$ 14.6	$ (5.8)	$ (5.5)	$ 27.3	$ 17.5
Net written premiums	0.3	0.2	11.8	(0.7)	(0.5)	8.9	(2.9)
Net earned insurance and reinsurance premiums	0.4	0.4	11.5	0.7	0.9	0.9	4.7
Loss and allocated LAE	10.2	1.7	12.3	(16.8)	(11.0)	(2.6)	4.6
Insurance and reinsurance acquisition expenses	(0.1)	2.0	(2.3)	4.3	3.5	(0.6)	(2.6)
Technical profit (loss)	10.5	4.1	21.5	(11.8)	(6.6)	(2.3)	6.7
Unallocated LAE	(0.7)	(0.8)	(1.6)	(2.6)	(3.1)	(1.0)	(4.3)
Other underwriting expenses	(1.4)	(0.5)	(5.2)	(3.2)	(2.9)	(3.8)	(2.3)
Underwriting (loss) income	8.4	2.8	14.7	(17.6)	(12.6)	(7.1)	0.1
Service fee revenue						4.3	1.0
Underwriting (loss) income, including net service fee income	7.6	1.7	11.8	(21.7)	(16.6)	(9.0)	(2.9)
Underwriting Ratios
Goodwill and intangible assets	8.1	5.0	8.1	5.0	5.0	5.0	10.2
Runoff & Other | Reportable segments | Managing general underwriters
Segment information
General and administrative expenses	$ 0.8	$ 1.1	$ 2.9	$ 4.1	$ 4.0	$ 6.2	$ 4.0